George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036
(212) 715-9522

December 21, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Gottex Multi-Asset Endowment Fund - II (File Nos. 333-166618/ 811-22412)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of Gottex Multi-Asset Endowment Fund - II (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to include the most current financial statements of the Registrant and to make other non-material changes. If the Registrant was an open-end management investment company, this amendment would be filed pursuant to Rule 485(b) of the Securities Act.

Questions and comments may be directed to the undersigned at (212) 715-9522.

Very truly yours,

/s/ George M. Silfen

George M. Silfen, Esq.

cc: William H. Woolverton, Esq.